Long-Term Debt - Summary of Longterm Debt (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 6.0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2025
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027